Document and Entity Information Document	Oct. 01, 2021	Sep. 30, 2021
Entity Information [Line Items]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Oct. 01, 2021
Entity Registrant Name		Elastic N.V.
Entity Central Index Key		0001707753
Entity Emerging Growth Company		false
Entity File Number		001-38675
Entity Tax Identification Number		00-0000000
Entity Incorporation, State or Country Code		P7
Entity Address, Address Line One		800 West El Camino Real
Entity Address, Address Line Two		Suite 350
Entity Address, City or Town		Mountain View
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94040
City Area Code		650
Local Phone Number		458-2620
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Ordinary Shares, €0.01 Par Value
Trading Symbol		ESTC
Security Exchange Name		NYSE